Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Revenue Remaining Performance Obligations (Details) $ in Billions	Jun. 30, 2020 USD ($)
Revenue from Contract with Customer [Abstract]
Revenue, remaining performance obligation	$ 5.7
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, percent	43.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months